Vessel in Operation - Vessels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 1,611	$ 194
Vessels In Operation [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,761,440	1,488,865
Cost, Additions	2,208	20,078
Cost, Transfer in from vessels under construction	331,121	259,463
Cost, Disposals	(1,492)	(5,482)
Cost, Reduction in contract cost of newbuild vessels	(280)	(1,484)
Cost, ending balance	2,092,997	1,761,440
Accumulated Depreciation, beginning balance	281,081	224,414
Accumulated Depreciation, Charge for the period	73,269	62,149
Accumulated Depreciation, Disposals for the period	(1,492)	(5,482)
Accumulated Depreciation, ending balance	352,858	281,081
Net Book Value, ending balance	1,740,139	1,480,359	$ 1,264,451
Vessels In Operation [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	1,727,491	1,462,136
Cost, Additions	1,940	10,176
Cost, Transfer in from vessels under construction	327,571	256,663
Cost, Reduction in contract cost of newbuild vessels	(280)	(1,484)
Cost, ending balance	2,056,722	1,727,491
Accumulated Depreciation, beginning balance	268,677	215,024
Accumulated Depreciation, Charge for the period	64,031	53,653
Accumulated Depreciation, ending balance	332,708	268,677
Net Book Value, ending balance	1,724,014	1,458,814	1,247,112
Vessels In Operation [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	33,949	26,729
Cost, Additions	268	9,902
Cost, Transfer in from vessels under construction	3,550	2,800
Cost, Disposals	(1,492)	(5,482)
Cost, ending balance	36,275	33,949
Accumulated Depreciation, beginning balance	12,404	9,390
Accumulated Depreciation, Charge for the period	9,238	8,496
Accumulated Depreciation, Disposals for the period	(1,492)	(5,482)
Accumulated Depreciation, ending balance	20,150	12,404
Net Book Value, ending balance	$ 16,125	$ 21,545	$ 17,339